Segment and Geographic Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company operates a single segment business for product sales which consists of geographical sales territories as follows:

	Three months ended March 31,
	2014	2013
Colombia	$20,955	$22,962
United States	21,867	12,379
Panama	4,415	3,268
Other	604	1,022
	$47,841	$39,631

The Company operates a single segment business for product sales which consists of geographical sales territories as follows:

	December 31,
	2013	2012
Colombia	101,754	63,217
United States	66,723	49,098
Panama	10,210	14,296
Other	4,607	3,713
	$183,294	$130,324